Details of Significant Accounts - Net defined benefit liability (Details) - Perfect Mobile Corp. (Taiwan) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amounts recognized in the balance sheet
Present value of defined benefit obligations	$ (84)	$ (113)
Fair value of plan assets	11	9
Net defined benefit liability	$ (73)	$ (104)